Redeemable Convertible Preferred Shares and Shareholders' Equity - Summary of Redeemable Convertible Preferred Shares (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred C-1 shares [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 4,523	$ 4,523
Designated Shares Authorized		1,071,057	1,071,057
Shares Issued and Outstanding		1,071,057	1,071,057
Aggregate Liquidation Preference		$ 3,860	$ 3,860
Preferred C shares [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 36,729	$ 21,222
Designated Shares Authorized		18,278,046	18,278,046
Shares Issued and Outstanding		9,742,586	5,025,672
Aggregate Liquidation Preference		$ 41,309	$ 21,309
Preferred B shares [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 24,927	$ 24,927
Designated Shares Authorized		14,976,327	14,976,327
Shares Issued and Outstanding		14,976,327	14,976,327
Aggregate Liquidation Preference		$ 25,000	$ 25,000
Preferred A shares [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 8,549	$ 8,549
Designated Shares Authorized		20,203,287	20,203,287
Shares Issued and Outstanding		20,203,287	20,203,287
Aggregate Liquidation Preference		$ 8,600	$ 8,600
Preferred Seed shares [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 2,974	$ 2,974
Designated Shares Authorized		16,921,151	16,921,151
Shares Issued and Outstanding		16,921,151	16,921,151
Aggregate Liquidation Preference		$ 3,000	$ 3,000
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Balance Sheet		$ 77,702	$ 62,195
Designated Shares Authorized	71,462,063	71,462,063	71,449,868
Designated Shares Authorized		71,449,868	71,449,868
Shares Issued and Outstanding	64,104,577	62,925,145	58,197,494
Shares Issued and Outstanding		62,914,408	58,197,494
Aggregate Liquidation Preference	$ 86,769	$ 81,769	$ 61,769